Income tax expense – Summary Of unused tax losses for which no deferred tax asset recognised (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd		₩ 109,731	₩ 112,306
Shinhan EZ General Insurance, Ltd [Member]
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd	[1]	109,731	112,293
Temporary Differences Relating To Shinhan Ai Co [Member]
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd	[2]	₩ 0	₩ 13

[1]	Shinhan EZ General Insurance Co., Ltd., a subsidiary of the Group, suffered a net loss for the current period, etc. As of the end of 2024, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible.
[2]	Shinhan AI Co., Ltd, a subsidiary of the Group, did not recognize deferred corporate tax assets for temporary differences in consideration of liquidation in 2024.